UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Argentina (1.4%)
Banks
Banco Macro SA ADR	16,469	$1,778
Grupo Financiero Galicia SA ADR	33,853	2,226
		4,004
Austria (1.0%)
Banks
Erste Group Bank AG	59,685	3,002

Brazil (6.6%)
Banks
Banco Bradesco SA (Preference)	411,140	4,919
Itau Unibanco Holding SA (Preference)	354,600	5,511
		10,430
Capital Markets
B3 SA - Brasil Bolsa Balcao	325,437	2,631

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (a)	397,900	2,816
Petroleo Brasileiro SA (Preference) (a)	493,913	3,203
		6,019
		19,080
Chile (1.1%)
Banks
Banco Santander Chile	15,133,350	1,278
Banco Santander Chile ADR	9,488	318
		1,596
Multi-Line Retail
SACI Falabella	176,840	1,695
		3,291
China (22.2%)
Automobiles
Brilliance China Automotive Holdings Ltd. (b)	444,000	934

Banks
Bank of China Ltd. H Shares (b)	8,858,000	4,814
China Construction Bank Corp. H Shares (b)	6,849,810	7,118
		11,932
Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR	19,060	1,671
TAL Education Group ADR	43,442	1,611
		3,282
Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (a)(b)	752,000	959

Electronic Equipment, Instruments & Components
AAC Technologies Holdings, Inc. (b)	46,000	841

Food Products
China Mengniu Dairy Co., Ltd. (b)	573,000	1,983

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	806,000	3,650

Internet & Direct Marketing Retail
JD.com, Inc. ADR (a)	42,584	1,724

Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)(c)	44,782	8,219
Sogou, Inc. ADR (a)(c)	66,672	550
Tencent Holdings Ltd. (b)	361,000	19,217
		27,986
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (b)	1,742,000	1,212

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	794,000	2,137
Sino Biopharmaceutical Ltd. (b)	1,151,000	2,294
		4,431
Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	318,000	1,118
China Resources Land Ltd. (b)	178,000	656
		1,774
Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (b)	197,000	2,099

Wireless Telecommunication Services
China Mobile Ltd. (b)	118,500	1,084
		63,891
Egypt (0.6%)
Banks
Commercial International Bank Egypt SAE	360,740	1,823

Germany (0.8%)
Textiles, Apparel & Luxury Goods
Adidas AG	9,936	2,406

Hong Kong (2.3%)
Insurance
AIA Group Ltd.	355,000	3,031

Textiles, Apparel & Luxury Goods
Samsonite International SA	804,600	3,679
		6,710

Hungary (1.3%)
Banks
OTP Bank PLC	80,924	3,648

India (8.5%)
Automobiles
Maruti Suzuki India Ltd.	22,998	3,142

Banks
ICICI Bank Ltd.	262,357	1,127
ICICI Bank Ltd. ADR	91,200	807
IndusInd Bank Ltd.	111,223	3,086
		5,020
Construction Materials
Shree Cement Ltd.	8,348	2,079

Machinery
Ashok Leyland Ltd.	1,448,221	3,254
Eicher Motors Ltd.	3,050	1,333
		4,587
Media
Zee Entertainment Enterprises Ltd.	305,668	2,713

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	169,830	1,116

Personal Products
Marico Ltd.	646,746	3,245

Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.	87,466	2,460
		24,362
Indonesia (4.3%)
Automobiles
Astra International Tbk PT	3,726,100	1,985

Banks
Bank Mandiri Persero Tbk PT	4,833,000	2,703

Construction Materials
Semen Indonesia Persero Tbk PT	2,647,900	1,996

Diversified Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	7,389,900	1,940

Household Products
Unilever Indonesia Tbk PT	548,200	1,975

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	8,227,300	1,068

Wireless Telecommunication Services
XL Axiata Tbk PT (a)	4,407,350	809
		12,476

Korea, Republic of (8.9%)
Aerospace & Defense
Korea Aerospace Industries Ltd. (a)	20,329	959

Auto Components
Mando Corp.	4,419	956

Automobiles
Hyundai Motor Co.	13,263	1,793

Banks
KB Financial Group, Inc.	17,980	1,041
Shinhan Financial Group Co., Ltd.	22,961	978
		2,019
Biotechnology
Hugel, Inc. (a)	2,710	1,525

Construction & Engineering
Hyundai Development Co-Engineering & Construction	5,220	186

Electric Utilities
Korea Electric Power Corp.	49,818	1,539

Household Durables
Coway Co., Ltd.	15,360	1,271
Hanssem Co., Ltd.	6,616	936
		2,207
Industrial Conglomerates
CJ Corp.	5,109	759

Internet Software & Services
NAVER Corp.	2,783	2,064

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	3,459	8,061
Samsung Electronics Co., Ltd. (Preference)	1,749	3,374
		11,435
		25,442
Malaysia (4.8%)
Banks
Malayan Banking Bhd	933,458	2,543

Construction & Engineering
Gamuda Bhd	608,000	813

Food Products
Sime Darby Plantation Bhd (a)	1,207,100	1,723

Health Care Providers & Services
IHH Healthcare Bhd	2,170,200	3,372

Hotels, Restaurants & Leisure
Genting Malaysia Bhd	2,258,500	2,844

Real Estate Management & Development
Sime Darby Property Bhd (a)	1,207,100	447

Transportation Infrastructure
Malaysia Airports Holdings Bhd	914,200	2,100
		13,842
Mexico (3.1%)
Banks
Grupo Financiero Banorte SAB de CV Series O	782,430	4,767

Beverages
Fomento Economico Mexicano SAB de CV ADR	32,267	2,950

Hotels, Restaurants & Leisure
Alsea SAB de CV	354,153	1,245
		8,962
Pakistan (0.5%)
Banks
United Bank Ltd.	746,000	1,335

Panama (0.7%)
Airlines
Copa Holdings SA, Class A	14,695	1,890

Peru (0.8%)
Banks
Credicorp Ltd.	10,049	2,282

Philippines (2.9%)
Banks
Metropolitan Bank & Trust Co.	2,098,253	3,464

Diversified Financial Services
Ayala Corp.	66,940	1,224

Industrial Conglomerates
SM Investments Corp.	134,593	2,381

Real Estate Management & Development
Ayala Land, Inc.	1,411,000	1,115
		8,184
Poland (5.0%)
Banks
Bank Zachodni WBK SA	21,694	2,297
Powszechna Kasa Oszczednosci Bank Polski SA (a)	264,948	3,135
		5,432
Food & Staples Retailing
Jeronimo Martins SGPS SA	69,821	1,273

Insurance
Powszechny Zaklad Ubezpieczen SA	279,396	3,413

Textiles, Apparel & Luxury Goods
CCC SA	30,840	2,104
LPP SA	800	2,044
		4,148
		14,266
Russia (5.6%)
Banks
Sberbank of Russia PJSC ADR	248,513	4,641

Food & Staples Retailing
X5 Retail Group N.V. GDR (a)	54,583	1,837

Internet Software & Services
Yandex N.V., Class A (a)	54,183	2,138

Metals & Mining
MMC Norilsk Nickel PJSC ADR	147,325	2,734

Oil, Gas & Consumable Fuels
Gazprom PJSC ADR	359,173	1,752
LUKOIL PJSC ADR	43,687	3,014
		4,766
		16,116
South Africa (5.4%)
Banks
Capitec Bank Holdings Ltd. (c)	29,923	2,204

Distributors
Imperial Holdings Ltd. (c)	82,080	1,622

Food & Staples Retailing
Clicks Group Ltd.	113,072	1,750

Food Products
AVI Ltd.	272,412	2,549
Tiger Brands Ltd.	66,399	2,086
		4,635
Industrial Conglomerates
Bidvest Group Ltd. (The)	39,423	748

Insurance
Sanlam Ltd.	366,556	2,645

Media
Naspers Ltd., Class N	8,356	2,047
		15,651
Taiwan (7.8%)
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	337,758	1,520
Hon Hai Precision Industry Co., Ltd.	473,405	1,479

Largan Precision Co., Ltd.	14,000	1,620
		4,619
Food & Staples Retailing
President Chain Store Corp.	101,000	1,024

Household Durables
Nien Made Enterprise Co., Ltd.	156,000	1,509

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	640,916	924
MediaTek, Inc.	146,000	1,678
Nanya Technology Corp.	510,000	1,655
Taiwan Semiconductor Manufacturing Co., Ltd.	1,289,455	10,959
		15,216
Tech Hardware, Storage & Peripherals
Advantech Co., Ltd.	15,596	112
		22,480
United States (0.9%)
Internet Software & Services
MercadoLibre, Inc.	7,019	2,502

Total Common Stocks (Cost $188,947)		277,645
Short-Term Investments (4.8%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $3,170)	3,170,290	3,170
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $10,541)	10,541,495	10,541
Total Short-Term Investments (Cost $13,711)		13,711
Total Investments (101.3%) (Cost $202,658) Including $11,241 of Securities Loaned (e)(f)(g)		291,356
Liabilities in Excess of Other Assets (-1.3%)		(3,821)
Net Assets (100.0%)		$287,535

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $11,241,000 and $11,343,000, respectively. The Fund received cash collateral of approximately $3,170,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $8,173,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(e)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)                                   The approximate fair value and percentage of net assets, $224,926,000 and 77.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)                                  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $93,015,000 and the aggregate gross unrealized depreciation is approximately $4,317,000, resulting in net unrealized appreciation of approximately $88,698,000.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

PJSC                    Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	57.4%
Banks	25.3
Internet Software & Services	12.0
Semiconductors & Semiconductor Equipment	5.3
Total Investments	100.0%

 *              Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • March 29, 2018 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the  Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income- based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this  determination may include, but are not limited to, information obtained by contacting  the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$959	$—	$959
Airlines	1,890	—	—	1,890
Auto Components	—	956	—	956
Automobiles	—	7,854	—	7,854
Banks	19,119	53,726	—	72,845
Beverages	2,950	—	—	2,950
Biotechnology	—	1,525	—	1,525
Capital Markets	2,631	—	—	2,631
Construction & Engineering	—	999	—	999
Construction Materials	—	4,075	—	4,075
Distributors	—	1,622	—	1,622
Diversified Consumer Services	3,282	—	—	3,282
Diversified Financial Services	—	1,224	—	1,224
Diversified Telecommunication Services	—	2,899	—	2,899
Electric Utilities	—	1,539	—	1,539
Electronic Equipment, Instruments & Components	—	5,460	—	5,460
Food & Staples Retailing	—	5,884	—	5,884
Food Products	—	8,341	—	8,341
Health Care Providers & Services	—	3,372	—	3,372
Hotels, Restaurants & Leisure	—	4,089	—	4,089
Household Durables	—	3,716	—	3,716
Household Products	—	1,975	—	1,975
Industrial Conglomerates	—	3,888	—	3,888
Insurance	—	12,739	—	12,739
Internet & Direct Marketing Retail	1,724	—	—	1,724
Internet Software & Services	13,409	21,281	—	34,690
Machinery	—	4,587	—	4,587
Media	—	4,760	—	4,760
Metals & Mining	—	2,734	—	2,734
Multi-Line Retail	1,695	—	—	1,695
Oil, Gas & Consumable Fuels	6,019	7,094	—	13,113
Personal Products	—	3,245	—	3,245
Pharmaceuticals	—	4,431	—	4,431
Real Estate Management & Development	—	4,404	—	4,404
Semiconductors & Semiconductor Equipment	—	15,216	—	15,216
Tech Hardware, Storage & Peripherals	—	11,547	—	11,547
Textiles, Apparel & Luxury Goods	—	12,332	—	12,332
Thrifts & Mortgage Finance	—	2,460	—	2,460
Transportation Infrastructure	—	2,100	—	2,100
Wireless Telecommunication Services	—	1,893	—	1,893
Total Common Stocks	52,719	224,926	—	277,645
Short-Term Investments
Investment Company	13,711	—	—	13,711
Total Assets	$66,430	$224,926	$—	$291,356

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities with a total value of approximately $8,182,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2017, were valued using other significant observable inputs at March 29, 2018. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities with a total value of approximately $16,449,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017, were valued using unadjusted quoted prices at March 29, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018